Research and Development expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expenses	$ 32,700,000	$ 33,700,000	$ 37,200,000
R&D Tax Credit	(6,500,000)	(6,000,000)	(7,600,000)
Grants	(100,000)	(1,700,000)	(900,000)
Total	$ 26,115,000	$ 25,089,000	$ 28,687,000